Dear Fellow  Shareholders,

         As we embark on the second half of 1998, many U.S. equity investors are puzzled by their returns for the first six months of the year. While the popular market averages have continued to make new highs, many portfolios, including your fund, have not kept pace. How can this be, you may ask? It is because a few large stocks drive the performance of capitalization-weighted indexes, and these stocks have been performing well. Market fears have led investors back to bonds and to large, liquid stocks and away from mid- and small-cap issues. For example, in the first six months of the year the top 30 stocks in the S&P 500 contributed about 50% of the entire index's gain. In other words, the majority of common stocks have not produced the stellar returns realized in 1997, nor have they kept pace with the averages in the early part of 1998.

         By conventional measures the U.S. stock market has been overvalued for some time. However, this does not mean that equity prices will suddenly collapse. History has shown that financial markets can stay overvalued for a long period of time. Within the next six to nine months disappointing profit performance could add a significant risk to the stock market, but lower earnings alone may not be enough to break the market's back. The big surprise could be higher interest rates later in the year. For now, though, the outlook for inflation and interest rates is benign, but if the impact of Asia turns out to be less than expected, the Federal Reserve could be forced to raise interest rates.

         In your fund our focus remains on domestically oriented companies with reduced cyclical exposure. We believe that companies which depend on U.S. demand will outperform those that in large measure depend on exports, especially to Asia. We also expect the performance divergence between large- and mid-cap stocks to narrow in the second half as weakness overseas and differences in valuation begin to impact the shares of larger, multi-national companies.

         During this turbulent time, our goal is to protect your fund's assets, while at the same time choosing investments in the mid-cap area which offer superior value and growth prospects.


                                                     C. Lennis Koontz II, C.F.A.
                                                     President
                                                     June 30, 1998

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1998
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 88.40%

       Advertising - 2.77%
        (a) Outdoor Systems, Inc. ................................................                    7,300               $  219,000
                                                                                                                          ----------

       Broadcast - Radio & Television - 2.93%
        (a) American Radio Systems Corporation ...................................                    3,500                  231,438
                                                                                                                          ----------

       Chemicals - 1.73%
            M. A. Hanna Company ..................................................                    6,800                  136,425
                                                                                                                          ----------

       Commercial Services - 2.37%
            National Data Corporation ............................................                    5,000                  187,500
                                                                                                                          ----------

       Computer Software & Services - 1.51%
            Autodesk, Inc. .......................................................                    2,800                  119,000
                                                                                                                          ----------

       Diversified Operations - 2.72%
        (a) Blythe Industries, Inc. ..............................................                    7,000                  214,812
                                                                                                                          ----------

       Electronics - 2.09%
        (a) Littelfuse, Inc. .....................................................                    7,200                  164,700
                                                                                                                          ----------

       Electronics - Semiconductor - 4.09%
            Helix Technology Corporation .........................................                    7,000                  124,687
        (a) Integrated Device Technology, Inc. ...................................                    8,800                   82,500
        (a) Lattice Semiconductor Corporation ....................................                    3,000                  115,875
                                                                                                                          ----------
                                                                                                                             323,062
                                                                                                                          ----------
       Financial - Banks, Commercial - 2.81%
            First Security Corporation ...........................................                    9,750                  221,813
                                                                                                                          ----------

       Food - Processing - 5.75%
            Dole Food Company, Inc. ..............................................                    4,750                  219,391
            McCormick & Company, Inc. ............................................                    7,000                  234,500
                                                                                                                          ----------
                                                                                                                             453,891
                                                                                                                          ----------
       Household Products & Housewares - 4.90%
            Maytag Corporation ...................................................                    3,000                  151,313
            Watsco, Inc. .........................................................                    8,000                  235,000
                                                                                                                          ----------
                                                                                                                             386,313
                                                                                                                          ----------
       Lodging - 2.53%
        (a) Promus Hotel Corporation .............................................                    4,625                  200,031
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1998
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Manufactured Housing - 1.88%
            Clayton Homes, Inc. ..................................................                    7,900               $  148,619
                                                                                                                          ----------

       Medical - Biotechnology - 2.33%
            Chiron Corporation ...................................................                   10,200                  184,237
                                                                                                                          ----------

       Medical Supplies - 6.88%
            C. R. Bard, Inc. .....................................................                    6,000                  208,125
        (a) Sola International, Inc. .............................................                    5,900                  233,419
        (a) Sybron International Corporation .....................................                    4,250                  101,734
                                                                                                                          ----------
                                                                                                                            543,278
                                                                                                                          ----------
       Metals - Diversified - 3.06%
            Oregon Steel Mills, Inc. .............................................                   10,000                  241,875
                                                                                                                          ----------

       Oil & Gas - Equipment & Services - 10.74%
            Diamond Offshore Drilling, Inc. ......................................                    1,600                   76,500
        (a) EEX Corporation ......................................................                   19,100                  188,612
            ENSCO International Incorporated .....................................                    4,200                  106,050
        (a) EVI Weatherford, Inc. ................................................                    2,600                  131,463
        (a) Input/Output, Inc. ...................................................                    8,700                  191,400
            Transocean Offshore, Inc. ............................................                    3,100                  152,869
                                                                                                                          ----------
                                                                                                                             846,894
                                                                                                                          ----------
       Real Estate Investment Trust - 5.48%
            Crescent Real Estate Equities Company ................................                    6,700                  229,475
            Spieker Properties, Inc. .............................................                    5,100                  203,044
                                                                                                                          ----------
                                                                                                                            432,519
                                                                                                                          ----------
       Retail - Apparel - 2.98%
        (a) Tommy Hilfiger Corporation ...........................................                    3,500                  235,375
                                                                                                                          ----------

       Retail - Specialty Line - 2.62%
        (a) Office Depot, Inc. ...................................................                    7,000                  206,500
                                                                                                                          ----------

       Telecommunications Equipment - 4.96%
        (a) ADC Telecommunications, Inc. .........................................                    7,400                  208,125
        (a) Davox Corporation ....................................................                   10,000                  183,750
                                                                                                                          ----------
                                                                                                                             391,875
                                                                                                                          ----------
       Toys - 2.10%
            Mattel, Inc. .........................................................                    4,375                  165,703
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1998
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Utilities - Electric - 6.04%
            Idaho Power Company ..................................................                    7,000               $  239,312
            The Washington Water Power Company ...................................                   11,000                  237,875
                                                                                                                          ----------
                                                                                                                             477,187
                                                                                                                          ----------
       Utilities - Gas - 3.13%
            Pacific Enterprises ..................................................                    6,500                  247,406
                                                                                                                          ----------

       Total Common Stocks (Cost $6,166,373) .....................................                                         6,979,453
                                                                                                                          ----------

INVESTMENT COMPANIES - 8.98%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .............................                  354,679                  354,679
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares .......................                  354,649                  354,679
                                                                                                                          ----------

            Total Investment Companies (Cost $709,358) ...........................                                           709,358
                                                                                                                          ----------

Total Value of Investments (Cost $6,875,731 (b)) ............................................              97.38%         $7,688,811
Other Assets Less Liabilities ...............................................................               2.62%            206,702
                                                                                                          ------          ----------
       Net Assets ...........................................................................             100.00%         $7,895,513
                                                                                                          ======          ==========


       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                                      $1,118,965
            Unrealized depreciation                                                                                        (305,885)
                                                                                                                         ----------

                            Net unrealized appreciation                                                                  $  813,080
                                                                                                                         ==========





See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1998
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $6,875,731) ..........................................................                 $7,688,811
       Cash .............................................................................................                    227,396
       Income receivable ................................................................................                     12,166
       Receivable for fund shares sold ..................................................................                      1,951
       Other assets .....................................................................................                      5,528
                                                                                                                          ----------

            Total assets ................................................................................                  7,935,852
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .................................................................................                     20,186
       Payable for fund shares redeemed .................................................................                     10,668
       Due to investment advisor ........................................................................                      9,485
                                                                                                                          ----------

            Total liabilities ...........................................................................                     40,339
                                                                                                                          ----------

NET ASSETS ..............................................................................................                 $7,895,513
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                 $6,325,792
       Undistributed net realized gain on investments ...................................................                    756,641
       Net unrealized appreciation on investments .......................................................                    813,080
                                                                                                                          ----------
                                                                                                                          $7,895,513
                                                                                                                          ==========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($5,602,452 / 337,623 shares outstanding) ..........          $16.59
                                                                                                                          ==========

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($2,293,061 / 140,087 shares outstanding) ..........          $16.37
                                                                                                                          ==========
       Maximum offering price per share (100 / 97% of $16.37) ......................................................          $16.88
                                                                                                                          ==========







See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 1998
                                                             (Unaudited)

INVESTMENT LOSS

       Income
            Dividends ....................................................................................                 $ 52,503
            Interest .....................................................................................                   12,147
                                                                                                                           --------

                 Total income ............................................................................                   64,650
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ............................................................                   39,819
            Fund administration fees (note 2) ............................................................                    7,964
            Distribution and service fees - Investor Class (note 3) ......................................                    8,899
            Professional fees ............................................................................                    9,472
            Fund accounting fees (note 2) ................................................................                   16,500
            Custody fees .................................................................................                    1,784
            Securities pricing fees ......................................................................                    1,284
            Shareholder recordkeeping fees ...............................................................                      763
            Registration and filing administration fees ..................................................                    1,620
            Shareholder servicing expenses ...............................................................                    2,593
            Registration and filing expenses .............................................................                    3,559
            Trustee fees and meeting expenses ............................................................                    3,835
            Printing expenses ............................................................................                    2,091
            Other operating expenses .....................................................................                    2,346
                                                                                                                           --------

                 Total expenses ..........................................................................                  102,529
                                                                                                                           --------

                 Less investment advisory fees waived (note 2) ...........................................                  (33,875)
                                                                                                                           --------

                 Net expenses ............................................................................                   68,654
                                                                                                                           --------

                       Net investment loss ...............................................................                   (4,004)
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 775,428
       Decrease in unrealized appreciation on investments .................................................                (479,982)
                                                                                                                           --------

            Net realized and unrealized gain on investments ...............................................                 295,446
                                                                                                                           --------

                 Net increase in net assets resulting from operations .....................................                $291,442
                                                                                                                           ========







See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Period ended       Year ended
                                                                                                         May 31,        November 30,
                                                                                                          1998              1997
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss .................................................................        $   (4,004)        $   (3,104)
         Net realized gain from investment transactions ......................................           775,428            906,998
         (Decrease) increase in unrealized appreciation on investments .......................          (479,982)           616,365
                                                                                                      ----------         ----------

              Net increase in net assets resulting from operations ...........................           291,442          1,520,259
                                                                                                      ----------         ----------

     Distributions to shareholders from
         Net investment income - Institutional Class .........................................                 0             (9,510)
         Net investment income - Investor Class ..............................................                 0             (2,150)
         Distributions in excess of net investment income - Institutional Class ..............                 0             (5,509)
         Distributions in excess of net investment income - Investor Class ...................                 0             (1,032)
         Net realized gain from investment transactions - Institutional Class ................          (678,656)           (86,210)
         Net realized gain from investment transactions - Investor Class .....................          (244,032)           (18,266)
                                                                                                      ----------         ----------

              Decrease in net assets resulting from distributions ............................          (922,688)          (122,677)
                                                                                                      ----------         ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ................         1,341,401          1,539,425
                                                                                                      ----------         ----------

                   Total increase in net assets ..............................................           710,155          2,937,007

NET ASSETS

     Beginning of period .....................................................................         7,185,358          4,248,351
                                                                                                      ----------         ----------

     End of period ...........................................................................        $7,895,513         $7,185,358
                                                                                                      ==========         ==========

(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Period ended                            Year ended
                                                                       May 31, 1998                         November 30, 1997
                                                                 Shares             Value                Shares             Value
                                                             -----------------------------------------------------------------------
----------------------------------------------------------
         INSTITUTIONAL CLASS
----------------------------------------------------------
Shares sold ..............................................         6,727         $  116,404               34,955         $  557,429
Shares issued for reinvestment of distributions ..........        41,056            678,656                7,367            101,229
                                                              ----------         ----------           ----------         ----------
                                                                  47,783            795,060               42,322            658,658
Shares redeemed ..........................................        (1,993)           (34,309)                (757)           (13,561)
                                                              ----------         ----------           ----------         ----------
     Net increase ........................................        45,790         $  760,751               41,565         $  645,097
                                                              ==========         ==========           ==========         ==========

----------------------------------------------------------
         INVESTOR CLASS
----------------------------------------------------------
Shares sold ..............................................        53,393         $  875,234               53,642         $  941,945
Shares issued for reinvestment of distributions ..........        14,339            234,590                1,566             21,448
                                                              ----------         ----------           ----------         ----------
                                                                  67,732          1,109,824               55,208            963,393
Shares redeemed ..........................................       (31,498)          (529,174)              (4,818)           (69,065)
                                                              ----------         ----------           ----------         ----------
     Net increase ........................................        36,234         $  580,650               50,390         $  894,328
                                                              ==========         ==========           ==========         ==========



See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    For the period
                                                                                                                   from January 27,
                                                                                                                  1995 (commencement
                                                                  Period ended       Year ended      Year ended    of operations) to
-------------------------------                                      May 31,        November 30,    November 30,     November 30,
INSTITUTIONAL CLASS                                                   1998             1997             1996             1995
-------------------------------                                  -------------------------------------------------------------------
Net asset value, beginning of period ...........................     $18.20           $13.99           $12.16           $10.00
     Income from investment operations
       Net investment income (loss) ............................       0.01             0.01             0.23             0.20
       Net realized and unrealized gain on investments .........       0.70             4.60             2.08             2.10
                                                                 ----------       ----------       ----------       ----------
           Total from investment operations ....................       0.71             4.61             2.31             2.30
                                                                 ----------       ----------       ----------       ----------
     Distributions to shareholders from
       Net investment income ...................................       0.00            (0.04)           (0.26)           (0.14)
       Distributions in excess of net investment income ........       0.00            (0.02)            0.00             0.00
       Net realized gain from investment transactions ..........      (2.32)           (0.34)           (0.22)            0.00
                                                                 ----------       ----------       ----------       ----------
           Total distributions .................................      (2.32)           (0.40)           (0.48)           (0.14)
                                                                 ----------       ----------       ----------       ----------

Net asset value, end of period .................................     $16.59           $18.20           $13.99           $12.16
                                                                 ==========       ==========       ==========       ==========
Total return (a) ...............................................       0.36 %          33.92 %          19.57 %          23.00 %
                                                                 ==========       ==========       ==========       ==========
Ratios/supplemental data
     Net assets, end of period ................................. $5,601,452       $5,311,416       $3,502,215       $1,832,507
                                                                 ==========       ==========       ==========       ==========
     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ...........       1.50 % (b)       2.92 %           3.70 %           7.20 % (b)
       After expense reimbursements and waived fees ............       1.50 % (b)       1.50 %           0.00 %           0.31 % (b)
     Ratio of net investment income (loss) to average net assets
       Before expense reimbursements and waived fees ...........       0.12 % (b)      (1.34)%          (1.77)%          (4.45)% (b)
       After expense reimbursements and waived fees ............       0.12 % (b)       0.08 %           1.94 %           2.44 % (b)

     Portfolio turnover rate ...................................      38.16 %          66.30 %          82.30 %          47.74 %
     Average brokerage commission per share (c) ................     0.0669           0.0607           0.0598             --

------------------------------
INVESTOR CLASS
------------------------------
Net asset value, beginning of period ...........................     $18.04           $13.96           $12.09           $11.07
     Income from investment operations
       Net investment income (loss) ............................      (0.04)           (0.05)            0.24             0.11
       Net realized and unrealized gain on investments .........       0.69             4.53             2.06             1.02
                                                                 ----------       ----------       ----------       ----------
           Total from investment operations ....................       0.65             4.48             2.30             1.13
                                                                 ----------       ----------       ----------       ----------
     Distributions to shareholders from
       Net investment income ...................................       0.00            (0.03)           (0.21)           (0.11)
       Distributions in excess of net investment income ........       0.00            (0.03)            0.00             0.00
       Net realized gain from investment transactions ..........      (2.32)           (0.34)           (0.22)            0.00
                                                                 ----------       ----------       ----------       ----------
           Total distributions .................................      (2.32)           (0.40)           (0.43)           (0.11)
                                                                 ----------       ----------       ----------       ----------

Net asset value, end of period .................................     $16.37           $18.04           $13.96           $12.09
                                                                 ==========       ==========       ==========       ==========
Total return (a) ...............................................       0.06 %          33.11 %          19.61 %          10.24 %
                                                                 ==========       ==========       ==========       ==========
Ratios/supplemental data
     Net assets, end of period ................................. $2,293,061       $1,873,942       $  746,136       $  550,814
                                                                 ==========       ==========       ==========       ==========
     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ...........       2.25 % (b)       3.71 %           4.45 %           7.18 % (b)
       After expense reimbursements and waived fees ............       2.25 % (b)       2.25 %           0.00 %           1.06 % (b)
     Ratio of net investment income (loss) to average net assets
       Before expense reimbursements and waived fees ...........      (0.62)% (b)      (2.10)%          (2.50)%          (4.23)% (b)
       After expense reimbursements and waived fees ............      (0.62)% (b)      (0.63)%           1.95 %           1.89 % (b)

     Portfolio turnover rate ...................................      38.16 %          66.30 %          82.30 %          47.74 %
     Average brokerage commission per share (c) ................     0.0669           0.0607           0.0598             --

(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c)  Represents  total  commissions  paid on  portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.

See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1998
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as The Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1998
                                   (Unaudited)


         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $33,875 ($0.07 per share) for the period ended May 31, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $50 million of average daily net assets, 0.175% of the next $50 million, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1998
                                   (Unaudited)


         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 1998, the Distributor retained sales charges in the amount of $1,806.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $8,899 of such expenses under the Plan for the period ended May 31, 1998.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $2,822,381 and $3,049,727, respectively, for the period ended May 31, 1998.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. Of the total $4.65 per share distributions for the period ended May 31, 1998, $2.56 per share represents long-term capital gain and $2.09 per share represents short-term capital gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.